Note 6 - Net Income (Loss) Per Share (June 2020 Note)	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
6.
     Net Income (Loss) Per Share

Basic net income (loss) per share is computed by dividing net income attributable to common stockholders for the period by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of common shares and dilutive common stock equivalents outstanding for the period. Our common stock equivalents include all common stock issuable upon conversion of preferred stock and the exercise of outstanding options. The aggregate number of common stock equivalents excluded from the diluted income (loss) per share calculation for the three
month periods ended
June 30, 2020
and
2019
are
1,942,990
and
12,132,
respectively. The aggregate number of common stock equivalents excluded from the diluted income (loss) per share calculation for the six
month periods ended
June 30, 2020
and
2019
are
1,909,289
and
6,066,
respectively. Since the Company is in a net loss position for the three
and
six
month periods ending
June 30, 2020,
basic and dilutive net loss per share are the same.